Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other investments
Assets at beginning of period	$ 105,363	$ 66,729
Assets at end of period	96,483	105,363	$ 66,729
Level 3 | FVOCI
Other investments
Assets at beginning of period	104	217	227
Additions	32	1	96
Revaluations	50		63
Net transfers out	(4)	(113)	(103)
Disposals	(5)		(86)
Impairments and exchange adjustments	(1)	(1)	20
Assets at end of period	176	$ 104	$ 217
Other investments
Other investments
Additions	10
Assets at end of period	$ 10